LONG TERM RECEIVABLES AND DEPOSITS	12 Months Ended
Dec. 31, 2013
LONG TERM RECEIVABLES AND DEPOSITS [Abstract]
LONG TERM RECEIVABLES AND DEPOSITS
NOTE 6:-       LONG TERM RECEIVABLES AND DEPOSITS

	December 31,
	2013	2012

Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$1,017	$1,064
Restricted deposits	38	42
Leasing deposits	78	54

	$1,133	$1,160